Structured entities	12 Months Ended
Dec. 31, 2023
Disclosure of information about consolidated structured entities [abstract]
Structured entities	Structured entities
A structured entity is an entity in which voting or similar rights are not the dominant factor in deciding who  controls the entity.  Voting rights may relate to administrative tasks only, with the relevant activities of the entity being directed by means of contractual arrangements.  Structured entities are generally created to achieve a narrow and well-defined objective with restrictions around their ongoing activities.
Depending on the Group’s power over the activities of the entity and its exposure to and ability to influence its own returns, it may consolidate the entity. In other cases, it may sponsor or have exposure to such an entity but not consolidate it.
Consolidated structured entities
The Group has contractual arrangements which may require it to provide financial support to the following types of consolidated structured entities:
•Securitisation vehicles: The Group uses securitisation as a source of financing and a means of risk transfer.  Where entities are controlled by the Group, they are consolidated.  Refer to Note 36 for further detail.
▪Commercial Paper (CP) conduits: These entities issue CP and use the proceeds to lend to clients as part of the Group's multi-seller conduit programme.  The Group has provided £22.4bn (2022: £20.8bn) in contractual liquidity facilities to the CP conduits that the
Group consolidates. These amounts represent the maximum the conduits can lend externally. The amounts of CP conduit lending
(drawn and undrawn) to unconsolidated structured entities can be seen in Other interests in unconsolidated structured entities under multi-seller conduit programme in the Nature of interest table.
▪Employee benefit trusts: The Group provides capital contributions to employee benefit trusts to enable them to meet obligations to employees in relation to share-based remuneration arrangements.
▪Tender Option Bond (TOB)  trusts: During 2023, the Group provided undrawn liquidity facilities of £3.7bn (2022: £3.8bn) to consolidated TOB trusts.  These trusts invest in fixed income instruments issued by state, local or other municipalities in the United
States, funded by long-term senior floating-rate notes and junior residual securities.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to structured entities not controlled by Barclays, and are established either by
Barclays or a third party. An interest in a structured entity is any form of contractual or non-contractual involvement which creates variability in returns arising from the performance of the entity for the Group. Such interests include holdings of debt or equity securities, derivatives that transfer financial risks from the entity to the Group, lending, loan commitments, financial guarantees and investment management agreements.
The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions, to provide  risk management services and for specific investment opportunities.  This is predominantly within the CIB business. Structured entities may take the form of funds, trusts, securitisation vehicles, and private investment companies. The largest transactions for Barclays include loans and derivatives with hedge fund structures and special purpose entities, multi-seller conduit lending, holding notes issued by securitisation vehicles, and facilitating customer requirements through funds.
The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2023
Assets
Trading portfolio assets	—	15,482	—	—	15,482
Financial assets at fair value through the income statement	74,551	—	—	1,141	75,692
Derivative financial instruments	—	—	5,685	—	5,685
Financial assets at fair value through other comprehensive income	—	—	—	838	838
Loans and advances at amortised cost	—	—	—	34,316	34,316
Debt securities at amortised cost	—	—	—	18,487	18,487
Reverse repurchase agreements and other similar secured lending	896	—	—	—	896
Other assets	—	—	—	130	130
Total assets	75,447	15,482	5,685	54,912	151,526
Liabilities
Derivative financial instruments	—	—	6,173	—	6,173

As at 31 December 2022
Assets
Trading portfolio assets	—	8,632	—	—	8,632
Financial assets at fair value through the income statement	75,166	—	—	2,459	77,625
Derivative financial instruments	—	—	4,555	—	4,555
Financial assets at fair value through other comprehensive income	—	—	—	423	423
Loans and advances at amortised cost	—	—	—	30,750	30,750
Debt securities at amortised cost	—	—	—	13,542	13,542
Reverse repurchase agreements and other similar secured lending	117	—	—	—	117
Other assets	—	—	—	69	69
Total assets	75,283	8,632	4,555	47,243	135,713
Liabilities
Derivative financial instruments	—	—	8,460	—	8,460
Secured financing arrangements, short-term traded interests and traded derivatives are typically managed under Market risk management policies described in the Market risk management section which includes an indication of the change of risk measures compared to last year. For this reason, the total assets of these entities are not considered meaningful for the purposes of understanding the related risks and so have not been presented. Other interests include conduits and lending where the interest is driven by normal customer demand. As at 31 December 2023, Barclays entered into transactions with approximately 6,000 (2022:
6,000) structured entities.
Secured financing
The Group routinely enters into reverse repurchase contracts, margin lending, stock borrowing and similar arrangements on normal commercial terms where the counterparty to the arrangement is a structured entity. Due to the nature of these arrangements, especially the transfer of collateral and ongoing margining, the Group is able to manage its variable exposure to the performance of the structured entity counterparty. The counterparties included in secured financing mainly include hedge fund limited structures, investment companies and special purpose entities.
Short-term traded interests
As part of its market making activities, the Group buys and sells interests in structured vehicles, which are predominantly debt securities issued by asset securitisation vehicles. Such interests are typically held individually or as part of a larger portfolio for no more than 90 days. In such cases, the Group typically has no other involvement with the structured entity other than the securities it holds as part of trading activities and its maximum exposure to loss is restricted to the carrying value of the asset.
Traded derivatives
The Group enters into a variety of derivative contracts with structured entities which reference market risk variables such as interest rates, equities, foreign exchange rates and credit indices among other things. The main derivative types which are considered interests in structured entities include equity options, index-based and entity-specific credit default swaps, and total return swaps.  Interest rate swaps and foreign exchange derivatives that are not complex and which expose the Group to insignificant credit risk by being senior in the payment waterfall of a securitisation and derivatives that are determined to introduce risk or variability to a structured entity are not considered to be an interest in an entity and have been excluded from the disclosures.
A description of the types of derivatives and the risk management practices are detailed in Note 14. The risk of loss may be mitigated through ongoing margining requirements as well as a right to cash flows from the structured entity which are senior in the payment waterfall. Such margining requirements are consistent with market practice for many derivative arrangements and in line with the
Group’s normal credit policies.
Derivative transactions require the counterparty to provide cash or other collateral under margining agreements to mitigate counterparty credit risk. The Group is mainly exposed to settlement risk on these derivatives which is mitigated through daily margining.
Total notional contract amounts were £335,552m (2022: £244,780m).
Except for credit default swaps where the maximum exposure to loss is the swap notional amount, it is not possible to estimate the maximum exposure to loss in respect of derivative positions as the fair value of derivatives is subject to changes in market rates of interest, exchange rates and credit indices which by their nature are uncertain. In addition, the Group’s losses would be subject to mitigating action under its traded market risk and credit risk policies that require the counterparty to provide collateral in cash or other assets in most cases.
Other interests in unconsolidated structured entities
The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays owned, not consolidated entities[1]
	£m	£m	£m	£m	£m
As at 31 December 2023
Financial assets at fair value through the income statement	—	38	1,103	1,141	907
Financial assets at fair value through other comprehensive income	—	638	200	838	—
Loans and advances at amortised cost	8,903	25,413	—	34,316	—
Debt securities at amortised cost	—	—	18,487	18,487	—
Other assets	38	88	4	130	—
Total on-balance sheet exposures	8,941	26,177	19,794	54,912	907
Total off-balance sheet notional amounts	11,947	12,600	—	24,547	—
Maximum exposure to loss	20,888	38,777	19,794	79,459	907
Total assets of the entity	35,439	165,319	108,751	309,509	8,704

As at 31 December 2022
Financial assets at fair value through the income statement	—	59	2,400	2,459	2,284
Financial assets at fair value through other comprehensive income	—	220	203	423	—
Loans and advances at amortised cost	8,681	22,069	—	30,750	—
Debt securities at amortised cost	—	—	13,542	13,542	—
Other assets	32	33	4	69	—
Total on-balance sheet exposures	8,713	22,381	16,149	47,243	2,284
Total off-balance sheet notional amounts	10,552	10,926	—	21,478	—
Maximum exposure to loss	19,265	33,307	16,149	68,721	2,284
Total assets of the entity	66,504	160,002	88,779	315,285	8,690
Note
1Comprises of Barclays owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays sponsored entities, Refer to Note 33 Principal subsidiaries for more details on consolidation.
Maximum exposure to loss
Unless specified otherwise below, the Group’s maximum exposure to loss is the total of its on-balance sheet positions and its off-
balance sheet arrangements, being loan commitments and financial guarantees. Exposure to loss is mitigated through collateral, financial guarantees, the availability of netting and credit protection held.
Multi-seller conduit programme
Barclays' multi-seller conduit programme engages in providing financing to various clients and holds whole or partial interests in pools of receivables or similar obligations. These instruments are protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit entities. The Group’s off-balance sheet exposure included in the table above represents liquidity facilities that are provided to the conduit for the benefit of the holders of the commercial paper issued by the conduit and will only be drawn where the conduit is unable to access the commercial paper market. If these liquidity facilities are drawn, the Group is protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit.
Lending
The portfolio includes lending provided by the Group to unconsolidated structured entities in the normal course of its lending business to earn income in the form of interest and lending fees and includes loans to structured entities that are generally collateralised by property, equipment or other assets. All loans are subject to the Group’s credit sanctioning process. Collateral arrangements are specific to the circumstances of each loan with additional guarantees and collateral sought from the sponsor of the structured entity for certain arrangements. During the period the Group incurred immaterial impairment against such facilities.
Other
This includes fair value loans with structured entities where the market risk is materially hedged with corresponding derivative contracts, interests in debt securities issued by securitisation vehicles and drawn and undrawn loan facilities to these entities. In addition, other includes investment funds with interests restricted to management fees based on performance of the fund and trusts held on behalf of beneficiaries with interests restricted to unpaid fees.
Assets transferred to sponsored unconsolidated structured entities
Barclays is considered to sponsor another entity if: it had a key role in establishing that entity, it transferred assets to the entity, the
Barclays name appears in the name of the entity or it provides guarantees on the entity’s performance. As at 31 December 2023, assets transferred to sponsored unconsolidated structured entities were £1,420m (2022: £1,665m).